CONVERTIBLE PROMISSORY NOTE - 10-K	9 Months Ended
Sep. 30, 2023
Debt Instrument [Line Items]
CONVERTIBLE PROMISSORY NOTE	PROMISSORY NOTES
Bridge Financing
In connection with signing the Merger Agreement, Private GRI entered into a Securities Purchase Agreement, dated as of December 13, 2022 (Bridge SPA), with Altium Growth Fund, LP (the Investor), pursuant to which Private GRI issued senior secured promissory notes (Bridge Notes) in the aggregate principal amount of $3,333, in exchange for an aggregate purchase price of $2,500.
The Bridge Notes were issued in two closings: (i) the first closing for $1,667 in aggregate principal amount (in exchange for an aggregate purchase price of $1,250) closed on December 14, 2022; and (ii) the second closing for $1,667 in aggregate principal amount (in exchange for an aggregate purchase price of $1,250) closed on March 9, 2023. The Bridge Notes were secured by a lien on all of the Company’s assets.
In addition, upon the funding of each tranche, the Investor received warrants to purchase an aggregate of 1,252,490 shares of the Company’s common stock (the Bridge Warrants). The Bridge Warrants had an exercise price of $1.33 per share, were exercisable at any time on or after the applicable issuance date and had a term of 60 months from the date all shares underlying the Bridge Warrants were freely tradable.
The $1,250 of proceeds from the first closing were allocated to the Bridge Notes and Bridge Warrants based on their relative fair values as of the commitment date, resulting in an allocation of $679 and $571, respectively. The $1,250 of proceeds from the second closing were allocated to the Bridge Notes and Bridge Warrants based on their relative fair values as of the commitment date, resulting in an allocation of $718 and $532, respectively.
In addition to the Bridge SPA, and also in connection with signing the Merger Agreement, Vallon, Private GRI and the Investor entered into the Equity SPA (Note 9) pursuant to which the Investor agreed to invest $12,250 in cash and cancel any outstanding principal and accrued interest on the Bridge Notes in return for the issuance of shares of Private GRI’s common stock immediately prior to the consummation of the Merger.
On April 21, 2023, the Company completed the Merger and the outstanding principal and accrued interest on the Bridge Notes was cancelled and the Bridge Warrants were exchanged for the Exchange Warrants. The Exchange Warrants contain substantively similar terms to the Bridge Warrants, and have an initial exercise price equal to $14.73 per share subject to adjustments for splits and recapitalization events.
The Bridge Notes were accounted for as share-settled debt under the accounting guidance in ASC 835-30 and, as such, the initial net carrying amounts were accreted to the redemption amounts using the effective interest method. The Company incurred debt issuance costs of $205 during the year ended December 31, 2022 and $90 during the nine months ended September 30, 2023 related to its issuance of debt under the Bridge SPA. Unamortized debt discounts and debt issuance costs totaled $1,065 as of December 31, 2022. Interest expense stemming from amortization of debt discounts and issuance costs was $2,104 for the nine months ended September 30, 2023.
TEP Note
In November 2018, Private GRI and TEP Biotech, LLC (TEP) entered into a convertible note and warrant purchase agreement pursuant to which TEP agreed to fund up to $5,000 to Private GRI in exchange for a convertible promissory note (the TEP Note) and a warrant to purchase up to 25,245 shares of Private GRI’s common stock at an exercise price of $0.27 per share. The TEP Note was secured by Private GRI’s assets and accrued simple interest on the outstanding principal balance at a rate of 12% per annum. The total outstanding principal and accrued interest balance was initially due on the earlier of Private GRI’s next financing, as defined, and May 2, 2020. The initial $2,500 tranche under the TEP Note was funded upon execution of the agreement in November 2018.
In December 2019, Private GRI and TEP amended the TEP Note. In lieu of TEP funding the second $2,500 tranche, TEP made a first additional advance of $500 to Private GRI in exchange for a convertible promissory note, a warrant to purchase up to 17,269 shares of Private GRI’s common stock at an exercise price of $0.27 per share, and the assignment of Private GRI’s rights under a certain call option agreement. The call option agreement, which was entered into in 2015, provided Private GRI with the right to repurchase up to 39,720 shares of Private GRI’s common stock held by the counterparty for $26.74 per share at any time before April 1, 2025.
In July 2020, the TEP Note maturity date was extended to August 31, 2020, and in March 2021, TEP agreed to forbear on its available right to exercise remedies on account of Private GRI’s failure to pay the past due principal and accrued interest balance until October 31, 2021.
In May 2021, Private GRI and TEP amended the TEP Note, and TEP agreed to make a second additional advance of $500 to Private GRI in exchange for a convertible promissory note with separate, modified conversion options.
In July 2022, Private GRI and TEP further amended the TEP Note, and TEP agreed to make a third additional advance of $125 to Private GRI in exchange for a convertible promissory note and a warrant to purchase up to 1,169 shares of Private GRI’s common stock at an exercise price of $0.27 per share.
In October 2022, Private GRI and TEP entered into a conversion agreement pursuant to which, effective upon the full execution of the Merger Agreement (Note 4), $3,500 of outstanding principal under the TEP Note together with $650 of related accrued interest was to automatically convert into 155,210 shares of Private GRI’s common stock at a conversion price of $26.74 per share. Further, upon the closing of the first tranche of the Bridge Notes, Private GRI was to repay, in cash, the $125 third additional advance under the TEP Note along with the $15 of related accrued interest. Upon issuance of the 155,210 conversion shares and payment of the $140 principal and accrued interest balance, Private GRI would fully satisfy all of its obligations under the TEP Note.
In December 2022, upon the full execution of the Merger Agreement and the closing of the first tranche of the Bridge Notes Private GRI issued the 155,210 conversion shares and paid the $140 principal and accrued interest balance as per the terms of the conversion agreement. The share numbers and exercise or conversion prices in this section of Note 8 entitled “TEP Note” reflect the Exchange Ratio retroactively.
As part of the conversion, the $4,150 of converted principal and accrued interest, along with $863 of related forfeited accrued interest through the conversion date, were credited to stockholders’ deficit. Interest expense recognized on the TEP Note was $142 and $352 for the three and nine months ended September 30, 2022.

Private GRI
Debt Instrument [Line Items]
CONVERTIBLE PROMISSORY NOTE	CONVERTIBLE PROMISSORY NOTE
In November 2018, the Company and TEP Biotech, LLC (TEP) entered into a convertible note and warrant purchase agreement pursuant to which TEP agreed to fund up to $5,000 to the Company in exchange for a convertible promissory note (the TEP Note) and a warrant to purchase up to 675,000 shares of the Company’s common stock at an exercise price of $0.01 per share. The TEP Note was secured by the Company’s assets and, on a pro-rata basis, was jointly senior with a non-convertible promissory note issued to a separate lender (Note 7).
The TEP Note accrued simple interest on the outstanding principal balance at a rate of 12% per annum. The total outstanding principal and accrued interest balance was initially due on the earlier of the Company’s next financing, as defined, and May 2, 2020.
The initial $2,500 tranche under the TEP Note was funded upon execution of the agreement in November 2018. Upon receipt of the initial tranche, the Company used a portion of the proceeds to repurchase 252,349 shares of the Company’s common stock held by another stockholder for $150, then issued 83,999 of the repurchased shares to TEP as additional consideration for the TEP Note. The proceeds from the $2,500 initial tranche were allocated to the convertible debt instrument, warrants, and common stock based on their relative fair values as of the commitment date. Since the effective conversion price of the convertible debt instrument was less than the commitment date fair value of the Company’s common stock, this also gave rise to a beneficial conversion feature. The Company recognized a total debt discount of $1,408 for the beneficial conversion feature, warrants, and common stock, which was amortized as additional interest expense over the initial eighteen-month term of the note.
In December 2019, the Company and TEP amended the TEP Note. In lieu of TEP funding the second $2,500 tranche, TEP made a first additional advance of $500 to the Company in exchange for a convertible promissory note, a warrant to purchase up to 461,725 shares of the Company’s common stock at an exercise price of $0.01 per share, and the assignment of the Company’s rights under a certain call option agreement. The call option agreement, which was entered into in 2015, provided the Company with the right to repurchase up to 1,050,000 shares of the Company’s common stock held by the counterparty for $1.00 per share at any time before April 1, 2025. Management assessed the call option agreement and determined that it was indexed to the Company’s own equity and that all other conditions for equity classification were met. Accordingly, the call option agreement was classified as equity, was initially measured at fair value, and was not adjusted for subsequent changes in fair value.
The proceeds from the $500 first additional advance were allocated to the convertible debt instrument, warrants, and call option rights based on their relative fair values as of the commitment date. Since the effective conversion price of the convertible debt instrument was less than the commitment date fair value of the Company’s common stock, this also gave rise to a beneficial conversion feature. The intrinsic value of the beneficial conversion feature was greater than the proceeds allocated to the convertible debt instrument and, accordingly, the amount recorded for the beneficial conversion feature was limited to that amount. The Company recognized a total debt discount of $500 for the beneficial conversion feature, warrants, and call option rights, which was amortized as additional interest expense over the remaining five-month term of the note.
Until repayment of the TEP Note, TEP originally had the option to convert the initial tranche, the first additional advance, and, effective May 2021, accrued interest in the amount of $650, into shares of the Company’s common stock: (i) at any time at a conversion price equal to $1.30 per share; (ii) upon the closing of the Company’s next financing at a conversion price equal to the lesser of (a) $1.30 per share, (b) the lowest per share purchase price of the equity securities issued in the next financing, and (c) the quotient resulting from dividing the valuation cap ($40,000) by the Company’s fully diluted capitalization, as defined, immediately prior to the closing of the next financing; and (iii) upon the closing of a corporate transaction, as defined, at a conversion price equal to the lesser of (a) $1.30 per share and (b) the quotient resulting from dividing the valuation cap by the Company’s fully diluted capitalization immediately prior to the closing of the corporate transaction. The conversion price described in (ii)(c) and (iii)(b) did not apply if the then-current valuation exceeded the valuation cap. The conversion price was subject to standard antidilution adjustments.
In July 2020, the TEP Note maturity date was extended to August 31, 2020, and in March 2021, TEP agreed to forbear on its available right to exercise remedies on account of the Company’s failure to pay the past due principal and accrued interest balance until October 31, 2021.
In May 2021, the Company and TEP amended the TEP Note, and TEP agreed to make a second additional advance of $500 to the Company in exchange for a convertible promissory note with separate, modified conversion options. The conversion options and terms for the second additional advance were the same as those for the initial tranche, except that $1.00 was the modified conversion price in sections (i), (ii)(a), and (iii)(a), and $27,000 was the modified valuation cap. Since the conversion price of the convertible debt instrument was less than the commitment date fair value of the Company’s common stock, this gave rise to a beneficial conversion feature. The Company recognized a debt discount of $150 for the beneficial conversion feature, which was amortized as additional interest expense over the remaining five-month term of the note.
As of December 31, 2021, the aggregate principal balance outstanding on the TEP Note was $3,500 and the related accrued interest balance was $1,111.
In July 2022, the Company and TEP further amended the TEP Note, and TEP agreed to make a third additional advance of $125 to the Company in exchange for a convertible promissory note and a warrant to purchase up to 31,250 shares of the Company’s common stock at an exercise price of $0.01 per share.
The conversion options and terms for the third additional advance were the same as those for the initial tranche, except that the third additional advance called for fixed interest in the amount of $15 with total principal and interest due on the earlier of (i) the Company’s next financing of $3,000, or more and (ii) December 31, 2022.
The proceeds from the $125 third additional advance were allocated to the convertible debt instrument and warrants based on their relative fair values as of the commitment date. Since the effective conversion price of the convertible debt instrument was less than the commitment date fair value of the Company’s common stock, this also gave rise to a beneficial conversion feature. The Company recognized a total debt discount of $60 for the beneficial conversion feature and warrants, which was amortized as additional interest expense over the estimated six-month term of the note.
In October 2022, the Company and TEP entered into a conversion agreement pursuant to which, effective upon the full execution of the Merger Agreement (Note 9), $3,500 of outstanding principal under the TEP Note together with $650 of related accrued interest was to automatically convert into 4,150,000 shares of the Company’s common stock at a conversion price of $1.00 per share. Further, upon the closing of the first tranche of the Bridge Financing (Note 9), the Company was to repay, in cash, the $125 third additional advance under the TEP Note along with the $15 of related accrued interest. Upon issuance of the 4,150,000 conversion shares and payment of the $140 principal and accrued interest balance, the Company would fully satisfy all of its obligations under the TEP Note. In the event that the Merger Agreement was not executed by December 31, 2022 however, the conversion agreement was to be of no further force and effect after that date, and the TEP Note, along with all security interests in favor of TEP, was to remain in full force and effect.
In contemplation of entering into the Bridge Notes (Note 9), the Company amended the conversion price for certain tranches of the TEP notes from $1.30 per share to $1.00 per share. The amendment was accounted for as extinguishment to which the excess fair value of the amended debt over the carrying value of the original debt resulted in a loss on extinguishment of $325 for the year ended December 31, 2022.
In December 2022, upon the full execution of the Merger Agreement and the closing of the first tranche of the Bridge Financing, the Company issued the 4,150,000 conversion shares and paid the $140 principal and accrued interest balance as per the terms of the conversion agreement.
As part of the conversion, the $4,150 of converted principal and accrued interest, along with $863 of related forfeited accrued interest through the conversion date, were credited to stockholders’ deficit. Interest expense recognized on the TEP Note, including amortization of the debt discounts, was $477 and $546 for the years ended December 31, 2022 and 2021, respectively.
NON-CONVERTIBLE PROMISSORY NOTE
In July 2022, the Company issued a $125 non-convertible promissory note to a lender which called for fixed interest in the amount of $15 with total principal and interest due on the earlier of the Company’s next financing of $3,000 or more and December 31, 2022. The promissory note was secured by the Company’s assets and, on a pro-rata basis, was jointly senior with the TEP Note (Note 6). As part of the financing, the Company also issued a warrant to the lender to purchase up to 31,250 shares of the Company’s common stock at an exercise price of $0.01 per share. The proceeds from the financing were allocated to the promissory note and warrants based on their relative fair values as of the commitment date, resulting in a debt discount of $30 which was amortized as additional interest expense over the estimated six-month term of the note.
In December 2022, the $140 principal and accrued interest balance was paid in-full. Interest expense recognized on the promissory note, including amortization of the debt discount, was $45 for the year ended December 31, 2022.